Offerings	Oct. 01, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock
Amount Registered | shares	4,594,216
Maximum Aggregate Offering Price	$ 30,183,999.12
Fee Rate	0.0087%
Amount of Registration Fee	$ 2,626.01
Offering Note	Note 1.a. Relates to securities issuable at the effective time of the proposed merger (the "Merger") of Kruger Merger Sub LLC ("Merger Sub"), a Delaware limited liability company and a direct, wholly owned subsidiary of ENDRA Life Sciences Inc., a Delaware corporation ("ENDRA"), with and into Noble Africa LLC ("Noble Africa"), a Delaware limited liability company and a direct, wholly owned subsidiary of ASP Isotopes Inc., a Delaware corporation ("ASP Isotopes"), with Noble Africa surviving the Merger as a direct wholly owned subsidiary of ENDRA (the "Surviving Company"), pursuant to that certain Agreement and Plan of Merger, dated as of June 25, 2026 (as amended, the "Merger Agreement"), by and among ENDRA, Merger Sub, ASP Isotopes, Noble Africa and Renergen Limited, a company incorporated under the laws of the Republic of South Africa and a direct, wholly owned subsidiary of ASP Isotopes ("Renergen"), as further described in the proxy statement/prospectus forming part of this registration statement. Prior to the effective time of the Merger, ASP Isotopes will contribute all of its equity interest in Renergen to Noble Africa in exchange for 55,500,000 of Noble Africa's Class B Units. At the effective time of the Merger, each share of ENDRA's common stock issued and outstanding or held as treasury stock immediately prior to the effective time will, automatically and without further action by any ENDRA stockholder, be reclassified and converted into one share of Class A Common Stock, par value $0.0001 per share (the "Class A Common Stock"). Following the Merger, "ENDRA Life Sciences Inc." will be renamed "4K Resources Inc." and is sometimes referred to herein as the "Combined Company." Note 1.b. The number of shares of Class A Common Stock to be registered is based on the estimated number of shares of Class A Common Stock of the Combined Company that are expected to be issued to holders of Noble Africa's Class A Units in the Merger, without taking into account the effect of any reverse stock split which, and includes (i) 4,594,216 shares of Class A Common Stock issuable at the closing of the Merger upon exchange of Class A Units of Noble Africa and/or issuable upon the exercise of pre-funded warrants to purchase Class A Common Stock and (ii) pre-funded warrants to purchase Class A Common Stock of the issuable upon exchange of pre-funded warrants to purchase Class A Units of Noble Africa in lieu of Class A Units of Noble Africa. Note 1.c. Pursuant to Rule 416(a) promulgated under the U.S. Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions. Note 1.d. Estimated solely for purposes of calculation of the registration fee in accordance with Rule 457(f) of the Securities Act. Noble Africa is a private company and no market exists for its equity securities. Therefore, pursuant to Rule 457(f)(2) under the Securities Act, the proposed maximum offering price is based upon a book value per unit of Noble Africa of $6.57, which reflects the initial capital contribution received by Noble Africa at formation.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class B Common Stock
Amount Registered | shares	58,554,185
Maximum Aggregate Offering Price	$ 384,700,995.45
Fee Rate	0.0087%
Amount of Registration Fee	$ 33,468.99
Offering Note	See Offering Notes 1.a. and 1.c. Note 2.a. The number of shares of Class B Common Stock, par value $0.0001 per share, of the Combined Company (the "Class B Common Stock") to be registered is based on the estimated number of shares of Class B Common Stock that are expected to be issued to holders of Noble Africa Class B Units in the Merger, without taking into account the effect of any reverse stock split. The shares of Class B Common Stock are convertible into shares of Class A Common Stock at the option of the holder thereof, or upon the occurrence of certain conversion events. Note 2.b. Estimated solely for purposes of calculation of the registration fee in accordance with Rule 457(f) of the Securities Act. Noble Africa is a private company and no market exists for its equity securities. Therefore, pursuant to Rule 457(f)(2) under the Securities Act, the proposed maximum offering price is based upon a book value per unit of Noble Africa of $6.57, which reflects the initial capital contribution received by Noble Africa at formation.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock issuable upon the conversion of Class B Common Stock
Amount Registered | shares	58,554,185
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Notes 1.a., 1.c. and 2.a Note 3.a. Pursuant to Rule 457(i), there is no fee associated with the registration of shares of Class A Common Stock issuable upon conversion of the Class B Common Stock being registered hereunder because no additional consideration will be received in connection with the conversion of the Class B Common Stock.